Note 6 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation	$ 400	$ 66	$ 60	$ 82	$ 533